Earnings per share: (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31:

$ and shares in thousands except per share data	2014	2013	2012
Net Loss from continuing operations	$(33,116)	$(26,685)	$(14,647)
Loss from discontinued operations	(5,401)	(6,149)	(8,206)
Net loss	$(38,517)	$(32,834)	$(22,853)
Denominator for basic earnings per share-weighted average shares	184,482	168,061	146,996
Effect of dilutive securities: stock options and warrants outstanding(a)	-	-	-

Denominator for diluted earnings per share-weighted average shares adjusted for dilutive securities	184,482	168,061	146,996
Net loss per common share from continuing operations basic and diluted	$(0.18)	$(0.16)	$(0.10)
Discontinued operations basic and diluted	(0.03)	(0.04)	(0.05)
Loss per common share-basic and diluted	$(0.21)	$(0.20)	$(0.15)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
(a)	Securities outstanding that were excluded from the computation because they would have been anti-dilutive are as follows:

	2014	2013	2012
Stock options and warrants	52,612,580	32,794,832	34,104,167